ACCOUNTING FOR WARRANT LIABILITY (Details Narrative) - USD ($)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Mar. 16, 2025	Oct. 07, 2024	Jul. 08, 2024
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price	$ 115.00			$ 115.00
Warrant outstanding				10,430,800
Proceeds from Warrant Exercises		$ 1,561,655		$ 1,561,655
Warrants description	Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Common Stock equals or exceeds $180.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the Public Warrant holders, and that certain other conditions are met. Once the Public Warrants become exercisable, the Company may also redeem the outstanding Public Warrants in whole and not in part at a price of $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the closing price of the common stock equals or exceeds $100.00 per share on the trading day prior to the date on which the Company sends the notice of redemption, and that certain other conditions are met. If the closing price of the common stock is less than $180.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders, the Private Warrants must also concurrently be called for redemption on the same terms as the outstanding Public Warrants.			Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Common Stock equals or exceeds $180.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the Public Warrant holders, and that certain other conditions are met. Once the Public Warrants become exercisable, the Company may also redeem the outstanding Public Warrants in whole and not in part at a price of $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the closing price of the common stock equals or exceeds $100.00 per share on the trading day prior to the date on which the Company sends the notice of redemption, and that certain other conditions are met. If the closing price of the common stock is less than $180.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders, the Private Placement Warrants must also concurrently be called for redemption on the same terms as the outstanding Public Warrants.
Warrants outstanding	10,430,800			10,430,800
Share price						$ 78.50	$ 100.00
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price					$ 7.00
Warrant outstanding					958,400
Warrants outstanding					958,400
Share price	$ 3.61
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price				$ 115.00
Warrant outstanding	4,864,133			4,864,133
Warrants exercised				13,579
Proceeds from Warrant Exercises				$ 1,561,655
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding	5,566,667			5,566,667